Share-based compensation (Tables)	12 Months Ended
Dec. 31, 2019
Share-based Payment Arrangement [Abstract]
Summary Of Employee Option Activity
The following table sets forth the summary of employee option activity for the years ended December 31, 2017, 2018 and 2019:

	Number of options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value	Weighted Average Grant Date Fair Value
		USD	In years	USD’000	USD
Outstanding at January 1, 2017	2,080,015	0.1012	8.21	7,547	1.94
Granted	1,237,584	0.3805			6.26
Repurchased and canceled employee’s vested option	(63,545)	0.0212
Forfeited	(8,500)	0.1106

Outstanding at December 31, 2017	3,245,554	0.2093	8.17	25,272	3.61

Outstanding at January 1, 2018	3,245,554	0.2093	8.17	25,272	3.61
Granted	2,388,750	0.6000			11.74
Forfeited	(653,910)	0.3318

Outstanding at December 31, 2018	4,980,394	0.3806	8.19	35,875	7.13

Outstanding at January 1, 2019	4,980,394	0.3806	8.19	35,875	7.13
Granted	490,759	0.6000			7.27
Exercised	(1,894,994)	0.1484
Forfeited	(937,438)	0.5477
Outstanding at December 31, 2019	2,638,721	0.5288	8.39	11,429	8.76
Vested and expected to vest at December 31, 2019	2,176,647	0.5335	8.41	9,417	8.50
Exercisable at December 31, 2019	597,118	0.5000	8.01	2,603	8.66

Summary of Assumptions Used in Determining Fair Value of Share Options Grant
The fair values of share options granted during the years ended December 31, 2017, 2018 and 2019.

	2017	2018	2019
Expected volatility (iii)	50.15%~51.53%	48.13%~49.11%	45.82%-47.20%
Risk-free interest rate (i)	2.45%~2.67%	2.85%~3.14%	1.75%-2.82%
Exercise multiple	2.8	2.8	2.8
Expected dividend yield (ii)	0%	0%	0%
Contractual term	10	10	10
Expected forfeiture rate (post-vesting)	5%	5%	5%
Exercise price	US$0.20~US$0.60	US$0.60	US$0.60
Fair value of the common share on the date of option grant (US$) (iv)	US$3.72~US$7.99	US$8.25~US$13.39	US$2.90-US$11.94